Revenue - Schedule of Contract Liabilities (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Contract With Customers, Liability [Roll Forward]
Beginning balance	$ 911	$ 915
Customer prepayment and billing in advance of performance	406	371
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(123)	(131)
Revenue recognized in the period that was included in the contract liability balance during the period	(143)	(244)
Ending balance	$ 1,051	$ 911